Fair Value Measurements - Held To Maturity Securities (Detail) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Amortized Cost	$ 400,213,381	$ 400,085,021
US Treasury Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Amortized Cost	400,213,381	400,085,021
Gross Holding Gain	645	5,549
Fair Value	400,214,026	400,090,570
Fair Value, Inputs, Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Amortized Cost		400,085,021
Gross Holding Gain		5,549
Fair Value		400,090,570
Fair Value, Inputs, Level 1 | Fair Value, Recurring [Member] | Public Warrants [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial Liabilities Fair Value Disclosure	13,000,000	30,800,000
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | Private Placement Warrants [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial Liabilities Fair Value Disclosure	$ 6,825,000	$ 16,170,000